Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 7,821	$ 10,514	$ 19,293	$ 22,461
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			62,320	59,585
Share-based compensation expense			4,600	3,760
Loss (Gain) on disposal of assets			367	240
Non-cash interest (income) expense			(51)	(125)
Deferred tax expense (benefit)			(1,623)	(2,126)
Allowance for (reversal of) doubtful receivables			286	(26)
Provision for obsolete service inventories				614
Loss (Gain) on Private Warrant liability		22		(558)
Other operating activities, net			240	219
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable			9,308	1,887
(Increase) decrease in Unbilled revenue			41,900	(44,517)
(Increase) decrease in Retention withholdings			(9,611)	(8,701)
(Increase) decrease in inventories			(6,288)	(7,883)
(Increase) decrease in prepaid expenses			(1,449)	857
(Increase) decrease in other current assets			1,567	6,685
(Increase) decrease in other long-term assets and liabilities			(516)	(2,140)
Increase (decrease) in accounts payable and accrued expenses			(32,038)	23,185
Increase (decrease) in other current liabilities			(8,834)	(818)
Net cash provided by operating activities			79,471	52,599
Cash flows from investing activities:
Capital expenditures			(32,568)	(50,661)
Proceeds from disposal of assets			784	1,277
Acquisition of business, net of cash acquired			(36,923)	3,740
Other investing activities			(3,104)	(570)
Net cash used in investing activities			(71,811)	(46,214)
Cash flows from financing activities:
Proceeds from long-term debt				15,000
Repayments of long-term debt			(15,000)
Proceeds from short-term borrowings			58,394	3,999
Repayments of short-term borrowings			(40,938)	(7,131)
Payments on capital leases			(10,117)	(11,180)
Payments on seller-provided financing for capital expenditures			(8,830)	(992)
Other financing activities, net			(141)
Net cash provided by (used in) financing activities			(16,632)	(304)
Effect of exchange rate changes on cash			34	35
Net increase (decrease) in cash			(8,938)	6,116
Cash and cash equivalents, beginning of period			75,012	73,201	$ 73,201
Cash and cash equivalents, end of period	$ 66,074	$ 79,317	66,074	79,317	$ 75,012
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid			4,696	3,970
Income taxes paid			$ 8,100	$ 5,800